Consolidated Balance Sheets (Parenthetical) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.005	$ 0.005	$ 0.005
Common stock, shares authorized	Unlimited	Unlimited	Unlimited
Common stock, shares issued	5,693,426	4,422,837	4,422,838
Common stock, shares outstanding	5,693,426	4,422,837	4,422,838